CASH AND CASH EQUIVALENTS - Cash and Cash Equivalents by Currency (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	€ 1,523	€ 316
Euro
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	950	88
British pound
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	424	124
US dollar
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	32	27
Norwegian krone
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	70	44
Swedish krona
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	33	21
Other
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	€ 14	€ 12